SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO TARGET DATE RETIREMENT FUNDS
For the Wells Fargo Dynamic Target Today Fund
Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Dynamic Target 2030 Fund
Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Dynamic Target 2060 Fund
(each a “Fund”, together the “Funds”)

I. Prospectuses
At a meeting held May 17-19, 2021, the Board of Trustees of the Funds approved changes to each Fund’s principal investment strategy, effective June 28, 2021. On that date, each Fund’s principal investment strategy will be amended to reflect the following:

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund and Wells Fargo Dynamic Target 2030 Fund).

II. Statement of Additional Information
In addition, at a meeting held on June 1, 2021, the Trust’s Board of Trustees approved changes to each Fund’s management fees and sub-advisory fees, contingent upon the merger of the Wells Fargo Target Date Retirement Funds into the Funds (the “Merger”). The Merger is currently expected to occur in October 2021 and is subject to certain conditions.

Should the Merger occur, the information with respect to the Fund in the management fee table in the section entitled “Manager and Class-Level Administrator” will be replaced with the following:

Fund	Management Fee
All Funds	First $5B Next $5B Over $10B	0.10% 0.09% 0.08%

The information with respect to the Funds in the sub-advisory fee table in the section entitled “Sub-Advisers” will be replaced with the following:

Fund	Sub-Advisory Fee
All Funds	First $200M Next $300M Over $500M	0.05% 0.04% 0.03%

June 3, 2021	DTR061/P801S2